August 4, 2008


Mr. William Thompson
Accounting Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C.  20649

Re:     Food Technology Service, Inc.
        Form 10-K/A for the Year Ended December 31, 2007
        File No. 0-19047

Dear Mr. Thomson:

This will acknowledge receipt of your letter of comments dated July 21, 2008. In response thereto, we are filing an Amended Form 10-K Report for the year ended December 31, 2007, amending the response to Item 8(a) and filing new Officer Certifications required by Item 601(b)(31) and (32) of Regulation SB.

The Company hereby acknowledges that

* the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

* staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing;

* the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States; and

* the Division of Enforcement has access to all information we provide to the staff of the Division of Corporation Finance in your review of our filing or in response to our comments on our filing.

Your comments regarding future filings on Form 10-Q have been noted.
..
                              Sincerely,



                              /s/  Richard G. Hunter
                                 --------------------------
                                   Richard G. Hunter, Ph.D.
                                   Food Tech CFO, CEO